Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Huntington Ingalls Industries Inc.	19,509	$4,342,313
Textron Inc.	111,784	5,924,552

		10,266,865

Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	78,450	6,230,499

Airlines — 1.0%
Delta Air Lines Inc.	77,774	4,533,447
Southwest Airlines Co.	64,358	3,490,134
United Continental Holdings Inc.(a)	30,612	2,720,182

		10,743,763

Auto Components — 1.2%
Autoliv Inc.	39,107	3,069,508
BorgWarner Inc.	94,050	3,928,469
Goodyear Tire & Rubber Co. (The)	106,666	2,049,054
Lear Corp.	29,480	4,215,640

		13,262,671

Banks — 1.0%
East West Bancorp. Inc.	65,073	3,349,958
Regions Financial Corp.	496,108	7,704,557

		11,054,515

Biotechnology — 0.2%
United Therapeutics Corp.(a)	19,573	2,007,603

Building Products — 0.2%
Owens Corning	49,804	2,553,451

Capital Markets — 2.5%
Eaton Vance Corp., NVS	53,110	2,207,783
Franklin Resources Inc.	142,305	4,922,330
Raymond James Financial Inc.	58,440	5,351,351
SEI Investments Co.	59,838	3,258,179
T Rowe Price Group Inc.	109,435	11,764,262

		27,503,905

Chemicals — 2.6%
Celanese Corp.	60,733	6,552,483
Eastman Chemical Co.	63,576	5,014,875
LyondellBasell Industries NV, Class A	148,915	13,138,771
Mosaic Co. (The)	164,795	4,302,797

		29,008,926

Commercial Services & Supplies — 0.2%
Rollins Inc.	66,111	2,556,512

Communications Equipment — 1.7%
F5 Networks Inc.(a)	27,368	4,294,039
Juniper Networks Inc.	155,238	4,310,959
Motorola Solutions Inc.	73,019	10,581,184

		19,186,182

Construction & Engineering — 0.6%
Fluor Corp.	63,256	2,513,161
Jacobs Engineering Group Inc.	57,343	4,469,313

		6,982,474

Consumer Finance — 0.5%
Ally Financial Inc.	189,935	5,642,969

Containers & Packaging — 0.8%
Avery Dennison Corp.	39,344	4,353,413

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	42,524	$4,216,680

		8,570,093

Diversified Consumer Services — 0.2%
H&R Block Inc.	92,436	2,515,184

Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.	107,557	2,440,468

Diversified Telecommunication Services — 2.4%
AT&T Inc.	842,219	26,075,100

Electric Utilities — 3.1%
Evergy Inc.	66,601	3,850,870
Exelon Corp.	434,655	22,145,672
OGE Energy Corp.	89,929	3,807,594
Pinnacle West Capital Corp.	50,388	4,800,465

		34,604,601

Electrical Equipment — 1.5%
Eaton Corp. PLC	194,983	16,148,492

Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics Inc.(a)	39,229	3,315,243
CDW Corp./DE	68,113	7,192,733
Flex Ltd.(a)	239,179	2,640,536
FLIR Systems Inc.	61,958	3,280,056
TE Connectivity Ltd.	156,805	14,998,398
Trimble Inc.(a)	112,479	4,591,393

		36,018,359

Entertainment — 0.4%
Viacom Inc., Class B, NVS	159,053	4,598,222

Equity Real Estate Investment Trusts (REITs) — 4.1%
Camden Property Trust	41,682	4,195,293
Host Hotels & Resorts Inc.	333,752	6,421,389
Kimco Realty Corp.	189,154	3,289,388
Liberty Property Trust	66,371	3,294,657
National Retail Properties Inc.	70,694	3,719,918
Public Storage	70,567	15,608,009
SL Green Realty Corp.	38,879	3,434,571
WP Carey Inc.	72,495	5,750,303

		45,713,528

Food & Staples Retailing — 1.4%
Kroger Co. (The)	358,501	9,242,156
Walmart Inc.	57,460	5,909,186

		15,151,342

Food Products — 2.2%
Archer-Daniels-Midland Co.	251,880	11,233,848
Bunge Ltd.	63,549	3,330,603
Ingredion Inc.	32,036	3,035,411
JM Smucker Co. (The)	51,181	6,276,326

		23,876,188

Gas Utilities — 0.9%
Atmos Energy Corp.	50,049	5,122,015
UGI Corp.	78,256	4,265,734

		9,387,749

Health Care Equipment & Supplies — 2.7%
Align Technology Inc.(a)	34,337	11,148,537
Cooper Companies Inc. (The)	22,113	6,411,001
ResMed Inc.	64,207	6,710,274

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	41,196	$5,609,659

		29,879,471

Health Care Providers & Services — 8.8%
Anthem Inc.	87,319	22,967,517
Cigna Corp.	169,342	26,898,283
HCA Healthcare Inc.	124,576	15,849,804
Humana Inc.	61,993	15,833,632
Quest Diagnostics Inc.	61,500	5,927,370
Universal Health Services Inc., Class B	38,739	4,914,817
WellCare Health Plans Inc.(a)	18,433	4,762,166

		97,153,589

Health Care Technology — 0.8%
Cerner Corp.(a)	133,246	8,854,197

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	161,957	8,884,961
Royal Caribbean Cruises Ltd.	23,216	2,807,743

		11,692,704

Household Durables — 0.4%
Garmin Ltd.	50,998	4,372,569

Insurance — 5.9%
Aflac Inc.	345,507	17,406,643
Alleghany Corp.(a)	6,721	4,414,890
Athene Holding Ltd., Class A(a)	51,130	2,309,031
Fidelity National Financial Inc.	123,706	4,942,055
Lincoln National Corp.	97,505	6,505,533
Loews Corp.	120,862	6,199,012
Principal Financial Group Inc.	128,136	7,324,254
Reinsurance Group of America Inc.	29,143	4,415,456
Torchmark Corp.	48,198	4,225,037
Unum Group	98,383	3,632,300
WR Berkley Corp.	66,936	4,103,177

		65,477,388

Interactive Media & Services — 0.9%
IAC/InterActiveCorp.(a)	34,842	7,833,875
TripAdvisor Inc.(a)	47,606	2,534,068

		10,367,943

Internet & Direct Marketing Retail — 0.8%
Amazon.com Inc.(a)	4,605	8,871,625

IT Services — 3.5%
Accenture PLC, Class A	5,581	1,019,481
Akamai Technologies Inc.(a)	76,276	6,106,657
Broadridge Financial Solutions Inc.	52,346	6,183,633
DXC Technology Co.	126,521	8,317,491
Jack Henry & Associates Inc.	34,735	5,177,599
Mastercard Inc., Class A	44,255	11,251,391

		38,056,252

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	143,445	11,260,433

Machinery — 3.0%
Cummins Inc.	69,815	11,609,536
IDEX Corp.	34,506	5,405,710
PACCAR Inc.	157,743	11,305,441
Snap-on Inc.	25,389	4,272,461

		32,593,148

Media — 0.9%
Discovery Inc., Class A(a)(b)	70,334	2,173,321

Security	Shares	Value

Media (continued)
Discovery Inc., Class C, NVS(a)	137,674	$3,959,504
Interpublic Group of Companies Inc. (The)	172,803	3,974,469

		10,107,294

Metals & Mining — 0.7%
Nucor Corp.	142,353	8,124,086

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	183,270	3,260,373

Multi-Utilities — 3.0%
Ameren Corp.	109,817	7,991,383
Consolidated Edison Inc.	139,995	12,061,969
Public Service Enterprise Group Inc.	227,394	13,564,052

		33,617,404

Multiline Retail — 2.6%
Kohl’s Corp.	75,193	5,346,222
Macy’s Inc.	138,311	3,255,841
Nordstrom Inc.	52,738	2,163,313
Target Corp.	225,013	17,420,506

		28,185,882

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.	172,117	5,664,370
Cimarex Energy Co.	42,814	2,939,609
Continental Resources Inc./OK(a)(b)	42,349	1,947,631
HollyFrontier Corp.	75,355	3,596,694
Marathon Petroleum Corp.	310,864	18,922,292
Phillips 66	198,471	18,709,861
Valero Energy Corp.	192,328	17,436,457

		69,216,914

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	185,060	8,592,336

Professional Services — 0.6%
ManpowerGroup Inc.	29,145	2,799,086
Robert Half International Inc.	55,152	3,424,387

		6,223,473

Real Estate Management & Development — 1.0%
CBRE Group Inc., Class A(a)	145,263	7,563,844
Jones Lang LaSalle Inc.	20,429	3,157,711

		10,721,555

Road & Rail — 3.4%
AMERCO	3,973	1,482,605
Kansas City Southern	45,971	5,660,869
Norfolk Southern Corp.	126,012	25,708,968
Old Dominion Freight Line Inc.	27,611	4,121,770

		36,974,212

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	291,979	14,902,608
Micron Technology Inc.(a)	521,911	21,951,577
Skyworks Solutions Inc.	80,541	7,102,105

		43,956,290

Software — 5.3%
ANSYS Inc.(a)	37,934	7,427,477
Intuit Inc.	109,691	27,539,022
Microsoft Corp.	121,226	15,832,116
Synopsys Inc.(a)	66,864	8,095,893

		58,894,508

Specialty Retail — 1.5%
Best Buy Co. Inc.	113,153	8,419,715

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	104,382	$2,722,282
Tractor Supply Co.	54,812	5,673,042

		16,815,039

Technology Hardware, Storage & Peripherals — 4.4%
Apple Inc.	98,620	19,790,075
Hewlett Packard Enterprise Co.	666,895	10,543,610
NetApp Inc.	116,670	8,499,410
Seagate Technology PLC	122,770	5,932,246
Xerox Corp.	103,054	3,437,882

		48,203,223

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	67,251	2,964,424
Lululemon Athletica Inc.(a)	44,675	7,878,436
Ralph Lauren Corp.	24,803	3,263,579

		14,106,439

Trading Companies & Distributors — 1.0%
United Rentals Inc.(a)	37,236	5,247,297
WW Grainger Inc.	21,471	6,054,822

		11,302,119

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	366,052	2,042,570

Total Common Stocks — 99.9% (Cost: $1,081,847,203)		1,101,022,697

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	2,297,322	$2,298,241
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	2,131,221	2,131,221

		4,429,462

Total Short-Term Investments — 0.4% (Cost: $4,429,188)		4,429,462

Total Investments in Securities — 100.3% (Cost: $1,086,276,391)		1,105,452,159

Other Assets, Less Liabilities — (0.3)%		(3,679,937)

Net Assets — 100.0%		$1,101,772,222

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,886	2,292,436	2,297,322	$2,298,241	$36,031	(a)	$(1,320)	$273
BlackRock Cash Funds: Treasury, SL Agency Shares	1,323,484	807,737	2,131,221	2,131,221	29,432		—	—

				$4,429,462	$65,463		$(1,320)	$273

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,101,022,697	$—	$—	$1,101,022,697
Money Market Funds	4,429,462	—	—	4,429,462

	$1,105,452,159	$—	$—	$1,105,452,159

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor USA ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4